Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations Narrative	0 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 31, 2014
First Lien Term Loan [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations (Parentheticals) [Line Items]
Interest rate	4.00%	4.00%
First Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations (Parentheticals) [Line Items]
Variable interest rate, basis spread	3.00%	3.00%
Successor [Member] | First Lien Term Loan [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations (Parentheticals) [Line Items]
Interest rate		4.00%
Weighted average interest rate		4.00%
Successor [Member] | First Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations (Parentheticals) [Line Items]
Variable interest rate, basis spread		3.00%
Successor [Member] | USD Incremental Loans [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations (Parentheticals) [Line Items]
Interest rate		4.00%
Weighted average interest rate		4.00%
Successor [Member] | USD Incremental Loans [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations (Parentheticals) [Line Items]
Variable interest rate, basis spread		3.00%
Successor [Member] | Tranche B Term Loan [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations (Parentheticals) [Line Items]
Interest rate		4.00%
Weighted average interest rate		4.00%
Successor [Member] | Tranche B Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations (Parentheticals) [Line Items]
Variable interest rate, basis spread		3.00%
Successor [Member] | Euro Tranche Term Loans [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations (Parentheticals) [Line Items]
Interest rate		4.25%
Weighted average interest rate		4.25%
Successor [Member] | Euro Tranche Term Loans [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations (Parentheticals) [Line Items]
Variable interest rate, basis spread		3.25%